Fair Value Measurements - Impairments Associated with Certain Assets Measured at Fair Value on Nonrecurring Basis within Level 3 of Fair Value Hierarchy - Additional Information (Detail) - USD ($)
$ in Millions
	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of producing properties and costs of acquired unproved reserves					$ 880
Impairment of Oil and Gas Properties		$ 60		$ 60	2,308
Unproved Leasehold Property Impairment					26
Asset Impairment Charges Including Discontinued Operations					2,334
Permian [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on Disposition of Proved Property	$ 11	$ 111	$ 31	103
Fair Value of Leasehold Exchanges				$ 200
Piceance Basin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of producing properties and costs of acquired unproved reserves					2,308
Unproved leasehold property impairment, amortization and expiration					$ 26